Intangible Assets - Schedule of Estimated Future Amortization Expense for Our Patents and Website Development Costs (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Patents [Member]
Schedule of Estimated Future Amortization Expense for Our Patents and Website Development Costs [Line Items]
2024	$ 7,010	$ 6,612
2025	7,010	6,612
2026	7,010	6,612
2027	7,010	6,612
2028	51,106	6,612
Thereafter		41,817
Total	80,899	74,877
Website Development Costs [Member]
Schedule of Estimated Future Amortization Expense for Our Patents and Website Development Costs [Line Items]
2024	31,761	26,416
2025	12,432	23,303
2026	3,094	3,974
2027
2028
Thereafter
Total	$ 56,005	$ 53,693